Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 22, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 17, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,151	$ 10,697	$ 9,999	$ 10,111	$ 10,326	$ 9,552	$ 9,907	$ 10,061	$ 9,767	$ 9,343	$ 10,040	$ 10,944	$ 11,662	$ 11,741	$ 11,846	$ 11,693		$ 12,238	$ 11,849	$ 11,542	$ 11,171	$ 11,208	$ 11,154	$ 11,075	$ 10,721	$ 10,490	$ 10,366	$ 10,463	$ 10,762	$ 10,618	$ 10,505	$ 10,323	$ 10,061	$ 9,887	$ 10,638	$ 10,552	$ 10,256	$ 9,685		$ 9,775	$ 9,692	$ 9,808	$ 10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	10,151	10,697	9,999	10,111	10,326	9,552	9,907	10,061	9,767	9,343	10,040	10,944	11,662	11,741	11,846	11,693		12,238	11,849	11,542	11,171	11,208	11,154	11,075	10,721	10,490	10,366	10,463	10,762	10,618	10,505	10,323	10,061	9,887	10,638	10,552	10,256	9,685		9,775	9,692	9,808	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	525,674	553,942	517,785	523,568	534,706	494,638	513,036	521,007	505,799	483,794	519,898	566,721	603,928	608,017	613,436	605,488		633,759	613,605	597,697	578,489	580,386	577,583	573,483	555,192	543,231	536,802	541,807	557,313	549,828	543,970	534,542	520,986	511,968	550,902	546,441	531,091	501,507	$ 500,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	8,459	8,914	8,332	8,425	8,605	7,960	8,256	8,384	8,140	7,785	8,366	9,120	9,719	9,784	9,872	9,744	$ 10,000
J.P. Morgan GBI - EM Global Diversified
Account Value [Line Items]
Account Value	10,443	11,227	10,301	10,471	10,698	9,899	10,232	9,982	9,492	8,752	9,186	10,054	10,748	11,027	11,381	10,992		11,778	10,744	10,679	9,725	11,469	10,902	10,989	10,403	10,108	9,899	10,083	11,256	10,777	10,690	10,323	9,962	9,354	9,961	9,701	9,445	8,508		8,509	9,512	9,604	10,000
J.P. Morgan GBI - EM Global Diversified
Account Value [Line Items]
Account Value	10,443	11,227	10,301	10,471	10,698	9,899	10,232	9,982	9,492	8,752	9,186	10,054	10,748	11,027	11,381	10,992		11,778	10,744	10,679	9,725	11,469	10,902	10,989	10,403	10,108	9,899	10,083	11,256	10,777	10,690	10,323	9,962	9,354	9,961	9,701	9,445	8,508		$ 8,509	$ 9,512	$ 9,604	$ 10,000
J.P. Morgan GBI - EM Global Diversified
Account Value [Line Items]
Account Value	614,689	660,833	606,306	616,366	629,687	582,648	602,266	587,544	558,723	515,168	540,720	591,777	632,649	649,095	669,882	646,994		$ 693,294	$ 632,438	$ 628,596	$ 572,409	$ 675,108	$ 641,714	$ 646,840	$ 612,330	$ 594,954	$ 582,663	$ 593,495	$ 662,544	$ 634,354	$ 629,218	$ 607,638	$ 586,390	$ 550,593	$ 586,313	$ 571,018	$ 555,972	$ 500,806	$ 500,000
J.P. Morgan GBI - EM Global Diversified
Account Value [Line Items]
Account Value	$ 9,088	$ 9,770	$ 8,964	$ 9,113	$ 9,309	$ 8,614	$ 8,904	$ 8,686	$ 8,260	$ 7,616	$ 7,994	$ 8,749	$ 9,353	$ 9,596	$ 9,904	$ 9,565	$ 10,000